Other Non-Current Assets	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Other Non-Current Assets
NOTE 10. OTHER NON-CURRENT ASSETS

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
Prepayments	2,524,911	495,660

	2,524,911	495,660

Prepayments are largely in relation to prepaid insurance and deposits paid to organizations involved in the clinical trials.